UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[ x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	350 Madison Avenue
		9th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 23, 2007
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $112,926
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     2302    67900 SH       SOLE                    19850             48050
Amdocs Ltd.                    COM              G02602103     3058    83830 SH       SOLE                    24390             59440
Amgen Inc.                     COM              031162100     2557    45760 SH       SOLE                    13350             32410
Amphenol Corporation           COM              032095101     1492    23100 SH       SOLE                     5200             17900
Anadarko Petroleum             COM              032511107     1052    24480 SH       SOLE                     7260             17220
Apache Corporation             COM              037411105     1237    17500 SH       SOLE                     5050             12450
Applied Materials              COM              038222105     1948   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100     2317    75510 SH       SOLE                    10710             64800
Archer-Daniels-Midl            COM              039483102     1658    45180 SH       SOLE                     6410             38770
Black & Decker                 COM              091797100     1199    14690 SH       SOLE                     4540             10150
Canadian Natl. Railway         COM              136375102     2472    56010 SH       SOLE                    16330             39680
Chico's                        COM              168615102     1200    49100 SH       SOLE                     7000             42100
Citigroup Inc.                 COM              172967101     1910    37200 SH       SOLE                    12220             24980
Computer Sciences Corp.        COM              205363104     2394    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     2313    33842 SH       SOLE                    10447             23395
Constellation Brands           COM              21036P108     1772    83650 SH       SOLE                    23550             60100
Coventry Health Care Inc.      COM              222862104     1836    32750 SH       SOLE                     9550             23200
Deutsche Bank AG               COM              D18190898     1446    10750 SH       SOLE                     3150              7600
Devon Energy                   COM              25179m103     2131    30781 SH       SOLE                    10805             19976
Dover Corp.                    COM              260003108     1854    37980 SH       SOLE                    12070             25910
Duke Energy                    COM              26441C105      804    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104     1355    63850 SH       SOLE                    18600             45250
Enel SpA                       COM              29265W108     1418    26500 SH       SOLE                     7650             18850
Ensco                          COM              26874Q100     2902    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     1578    19550 SH       SOLE                     5750             13800
Fedex Corporation              COM              31428X106     1295    12050 SH       SOLE                     3550              8500
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     3201    48360 SH       SOLE                    14110             34250
Goldman Sachs Group            COM              38141G104      808     3910 SH       SOLE                     1160              2750
Hewlett-Packard                COM              428236103     3550    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     2306    62770 SH       SOLE                    17200             45570
JPMorgan Chase & Co.           COM              46625H100     3216    66480 SH       SOLE                    20340             46140
Joy Global                     COM              481165108     3388    78980 SH       SOLE                    22970             56010
Kohls Corp.                    COM              500255104     2475    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     2397    33000 SH       SOLE                     9600             23400
Leggett & Platt Inc.           COM              524660107     1487    65615 SH       SOLE                    20530             45085
Lehman Brothers Holdings       COM              524908100     1284    18330 SH       SOLE                     5330             13000
Lowes                          COM              548661107     1960    62250 SH       SOLE                    18250             44000
Marvell Technology Group Ltd.  COM              G5876H105     1570    93400 SH       SOLE                    23700             69700
Metlife Inc.                   COM              59156R108     2228    35280 SH       SOLE                    10280             25000
Molex Inc.                     COM              608554101     1667    59100 SH       SOLE                    17300             41800
Nabors Industries              COM              G6359F103     1948    65670 SH       SOLE                    20730             44940
New York Community Bancorp     COM              649445103      590    33550 SH       SOLE                    33550
Noble Energy, Inc.             COM              655044105     1760    29510 SH       SOLE                     4350             25160
Norfolk Southern               COM              655844108     1622    32050 SH       SOLE                     9350             22700
Oneok Inc. New                 COM              682680103     1732    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     4089    64950 SH       SOLE                    22350             42600
Progressive Corporation        COM              743315103     1439    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102     4124    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1221    28617 SH       SOLE                     4067             24550
TEVA Pharmaceuticals Ltd.      COM              881624209     2331    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100     1222   123450 SH       SOLE                    36000             87450
Texas Instruments              COM              882508104     2210    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1614    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103     1162    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     1994    30680 SH       SOLE                     9000             21680
Weatherford Int'l.             COM              G95089101     1628    36100 SH       SOLE                    11300             24800
Western Digital                COM              958102105     1144    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100     2058    72310 SH       SOLE                    23260             49050